COVID-19 Impact	12 Months Ended
Dec. 31, 2021
COVID-19 Impact
COVID-19 Impact

29.  Impact of COVID-19

On March 11, 2020, the World Health Organization declared the outbreak of Coronavirus (“COVID-19”) as a pandemic. Most governments in the world have been implementing different restrictive measures to contain the spread of this pandemic. This situation is significantly affecting the global economy, including Mexico, due to the disruption or slowdown of supply chains and the increase in economic uncertainty, as evidenced by the increase in volatility of asset prices, exchange rates and increases/decreases in long-term interest rates. For the year ended December 31,2021, the financial crisis caused by the COVID-19 pandemic still had a negative effect on the Group’s businesses, financial position, and results of operations, and it is currently difficult to predict the degree of the impact in the future. During 2021 and 2020, the Company’s management made an assessment of potential adverse impacts of COVID-19 in its business segments, primarily in connection with impairment indicators and testing of significant long-lived assets, expected credit losses for accounts receivable, recovery of deferred income tax assets and workforce considerations. The Company’s management will continue to assess the potential adverse impacts of COVID-19, including the monitoring of impairment indicators and testing, forecasts and budgets, fair values and/or estimated future cash flows related to the recoverability of significant financial and non-financial assets of its business segments. As of the authorization date of these consolidated financial statements, the Company’s management cannot predict the adverse impact of COVID-19 in the Group’s consolidated financial statements for the year ending December 31, 2022.

The Company´s management cannot guarantee that conditions in the bank lending, capital and other financial markets will not continue to deteriorate as a result of the pandemic, or that its access to capital and other sources of funding will not become constrained, which could adversely affect the availability and terms of future borrowings, renewals or refinancings. In addition, the deterioration of global economic conditions as a result of the pandemic may ultimately reduce the demand for the Group´s products across its segments, as its clients and customers reduce or defer their spending.

Although vaccination efforts have continued, the Mexican Government is still implementing its plan to reactivate economic activities in accordance with color-based phases determined in every state of the country. Most non-essential economic activities are open, and there are some limitations in place with respect to capacity and hours of operation. Notwithstanding the foregoing, during the year ended December 31, 2021, this has affected, and is still affecting the ability of the Group´s employees, suppliers and customers to conduct their functions and businesses in their typical manner.

The Group continued operating its media business (until the merger with Univision on January 31, 2022) and its telecommunications businesses uninterrupted to continue benefiting the country with connectivity, entertainment and information, and during the year ended December 31, 2021, the Group continued with the production of new content following the requirements and health guidelines imposed by the Mexican Government. The Group´s Content business continued to recover during the year ended December 31, 2021, as a result of the easing of lockdown restrictions in most jurisdictions in which its customers are located.

In the Group’s Other Businesses segment, sporting and other entertainment events for which it has broadcast rights, or which it produces, organizes, promotes and/or are located in venues it owns, are operating with some restrictions and taking the corresponding sanitary measures, and the Group´s casinos are operating with reduced capacity and hours of operation, with some casinos closing and reopening in regions with a high number of COVID-19 cases, as mandated by the authorities. Local authorities may impose additional, including restrictions on capacity and operating hours, which may affect the results of the Group’s Other Businesses segment in the following months.

In addition, the authorities may impose restrictions on non-essential activities, including but not limited to temporary shutdowns or additional guidelines, which could be expensive or burdensome to implement, and which may affect the Group´s operations.

The magnitude of the impact on the Group’s businesses will depend on the duration and extent of the COVID-19 pandemic, and the impact of federal, state, local and foreign governmental actions, including continued or future social distancing, and consumer behavior in response to the COVID-19 pandemic and such governmental actions. Due to the evolving and uncertain nature of this situation, the Company´s management is not able to estimate the full extent of the impact of the COVID-19 pandemic, but it may continue affecting the Group´s businesses, financial position and results of operations over the near, medium or long-term.